STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 133,222	$ 171,596
Cost of Goods Sold	0	21,645
Gross Profit	133,222	149,951
Operating Expenses
Marketing	60,695	148,093
Professional Fees	33,108	51,838
Consulting	886,105	5,133
Amortization	14,800	4,800
General and Administrative	31,392	4,459
Loss on Impairment	0	5,000
Total Operating Expenses	1,026,099	219,323
Net Loss Before Taxes	(892,877)	(69,372)
Provision for Income Tax	0	(46,371)
Net Loss	$ (892,877)	$ (115,743)
Net Loss Per Share - Basic	$ (0.01)	$ (0.01)
Net Loss Per Share - Diluted	$ (0.01)	$ (0.01)
Basic weighted average shares used in the calculation of net loss per common share	35,527,656	32,170,000
Diluted weighted average shares used in the calculation of net loss per common share	35,527,656	32,170,000